Carillon Chartwell Mid Cap Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Aerospace & Defense - 2.2%
CAE, Inc. (a)	14,482	$377,256

Banks - 4.6%
First Horizon Corp.	17,091	388,991
M&T Bank Corp.	1,877	388,014
		777,005

Beverages - 1.7%
Primo Brands Corp.	15,588	293,522

Building Products - 4.0%
Advanced Drainage Systems, Inc.	2,503	343,236
Allegion PLC	2,354	342,013
		685,249

Chemicals - 2.3%
International Flavors & Fragrances, Inc.	5,420	393,221

Consumer Finance - 1.6%
Synchrony Financial	4,023	273,644

Containers & Packaging - 5.0%
Crown Holdings, Inc.	4,355	436,589
International Paper Co.	11,404	407,123
		843,712

Electrical Equipment - 5.3%
nVent Electric PLC	3,583	423,797
Regal Rexnord Corp.	2,539	475,453
		899,250

Electronic Equipment, Instruments & Components - 6.0%
IPG Photonics Corp. (a)	2,311	264,817
Keysight Technologies, Inc. (a)	1,172	330,938
Littelfuse, Inc.	1,246	422,830
		1,018,585

Energy Equipment & Services - 4.9%
Baker Hughes Co.	7,733	472,099
Weatherford International PLC	3,717	351,554
		823,653

Food Products - 2.0%
Tyson Foods, Inc. - Class A	5,225	334,766

Ground Transportation - 2.7%
Knight-Swift Transportation Holdings, Inc.	7,887	454,133

Health Care Equipment & Supplies - 7.4%
Align Technology, Inc. (a)	2,447	419,489
Globus Medical, Inc. - Class A (a)	4,474	385,480
The Cooper Cos., Inc. (a)	6,427	459,531
		1,264,500

Hotels, Restaurants & Leisure - 4.6%
Flutter Entertainment PLC (a)	2,337	238,257
Restaurant Brands International, Inc.	7,360	543,904
		782,161

Household Durables - 0.9%
Lennar Corp. - Class A	1,862	161,696

Household Products - 2.1%
The Clorox Co.	3,386	350,891

Insurance - 1.8%
The Hanover Insurance Group, Inc.	1,749	303,189

IT Services - 2.0%
Cognizant Technology Solutions Corp. - Class A	5,491	336,873

Leisure Products - 3.0%
Brunswick Corp.	6,960	506,410

Life Sciences Tools & Services - 2.7%
Bruker Corp.	12,826	463,275

Machinery - 8.1%
CNH Industrial NV	34,762	382,382
Gates Industrial Corp. PLC (a)	12,523	283,145
Stanley Black & Decker, Inc.	4,447	316,004
The Middleby Corp. (a)	2,965	393,100
		1,374,631

Marine Transportation - 2.9%
Kirby Corp. (a)	3,721	494,446

Multi-Utilities - 6.5%
Ameren Corp.	3,452	379,444
CMS Energy Corp.	4,645	360,359
Public Service Enterprise Group, Inc.	4,479	362,575
		1,102,378

Office REITs - 1.3%
Cousins Properties, Inc.	9,887	223,150

Oil, Gas & Consumable Fuels - 3.8%
Diamondback Energy, Inc.	1,409	278,686
Expand Energy Corp.	3,307	363,043
		641,729

Real Estate Management & Development - 2.1%
Jones Lang LaSalle, Inc. (a)	1,161	353,315

Residential REITs - 1.4%
Mid-America Apartment Communities, Inc.	1,933	236,058

Retail REITs - 1.3%
Brixmor Property Group, Inc.	7,390	212,832

Semiconductors & Semiconductor Equipment - 2.2%
ON Semiconductor Corp. (a)	5,954	368,672

Specialized REITs - 2.3%
CubeSmart	6,000	219,900
SBA Communications Corp.	1,003	172,626
		392,526
TOTAL COMMON STOCKS (Cost $13,265,870)		16,742,728

TOTAL INVESTMENTS - 98.7% (Cost $13,265,870)		16,742,728
Other Assets in Excess of Liabilities - 1.3%		227,427
TOTAL NET ASSETS - 100.0%		$16,970,155

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Chartwell Mid Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$16,742,728	$–	$–	$16,742,728
Total Investments	$16,742,728	$–	$–	$16,742,728

Refer to the Schedule of Investments for further disaggregation of investment categories.